Plant and Equipment (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Equipment purchased	$ 106,280	$ 66,972
(Gain) / Loss on Sale of Equipment	0	14,500
Depreciation expense	$ 151,188	$ 152,982